UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments

Consolidated Quarterly Holdings Report

for

Fidelity® Commodity Strategy Fund

October 31, 2012

1.899314.104

FCR-QTLY-1212

Consolidated Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Commodity-Linked Notes - 0.7%
	Principal Amount	Value
Deutsche Bank AG 0.0585% 11/8/12 (b)(e)(f) (Cost $2,500,000)	$ 2,500,000	$ 2,610,488
U.S. Treasury Obligations - 9.6%

U.S. Treasury Bills, yield at date of purchase 0.11% to 0.13% 1/31/13 to 3/28/13 (c)(d) (Cost $36,987,427)	37,000,000	36,986,840
Money Market Funds - 91.5%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $353,482,323)	353,482,323	353,482,323
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $392,969,750)		393,079,651
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(7,037,986)
NET ASSETS - 100%		$ 386,041,665
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
52 CBOT Corn Contracts	Dec. 2012	$ 1,964,950	$ (122,965)
30 CBOT Soybean Contracts	Jan. 2013	2,323,125	9,055
27 CBOT Soybean Oil Contracts	Jan. 2013	818,586	(15,034)
40 CBOT Wheat Contracts	Dec. 2012	1,729,000	(53,373)
16 CME Lean Hogs Contracts	Dec. 2012	500,960	37,036
19 CME Live Cattle Contracts	Dec. 2012	957,030	(26,857)
21 COMEX Copper Contracts	Dec. 2012	1,846,688	32,069
15 COMEX Gold 100 oz. Contracts	Dec. 2012	2,578,650	151,556
5 COMEX Silver Contracts	Dec. 2012	807,900	71,576
12 IPE Brent Crude Contracts	Jan. 2013	1,290,720	(81,110)
8 NYBOT Coffee 'C' Contracts	Dec. 2012	463,950	(29,946)
28 LME Aluminum Contracts	Jan. 2013	1,330,350	(108,881)
6 LME Nickel Contracts	Jan. 2013	582,804	(61,824)
16 LME Zinc Contracts	Jan. 2013	745,600	(60,938)
10 NYBOT Cotton No. 2 Contracts	Dec. 2012	350,350	(2,043)
36 NYBOT Sugar Contracts	March 2013	784,627	(37,415)
8 NYMEX Gasoline RBOB Contracts	Jan. 2013	874,339	(49,556)
7 NYMEX Heating Oil Contracts	Jan. 2013	897,259	(28,144)
87 NYMEX Natural Gas Contracts	Jan. 2013	3,323,400	(78,056)
24 NYMEX WTI Crude Oil Contracts	Jan. 2013	2,081,520	(124,122)
TOTAL COMMODITY FUTURES CONTRACTS		$ 26,251,808	$ (578,972)

The face value of futures purchased as a percentage of net assets is 6.8%
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2012	$ 10,000,000	$ (293,789)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Dec. 2012	13,700,000	(459,611)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2012	24,750,000	(709,566)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Jan. 2013	5,000,000	(137,901)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Citibank	Dec. 2012	10,000,000	(334,934)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2012	5,600,000	(130,830)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	13,000,000	(507,269)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Feb. 2013	10,800,000	0
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	10,500,000	(238,942)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2013	$ 18,500,000	$ (527,306)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2013	9,000,000	(256,527)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2013	25,100,000	(45,813)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Feb. 2013	9,000,000	14,545
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Nov. 2012	20,000,000	(192,558)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Jan. 2013	18,900,000	(187,707)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Dec. 2012	25,900,000	(634,985)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Dec. 2012	25,650,000	(498,066)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2013	20,000,000	(812,310)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2013	$ 17,900,000	$ (130,862)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2012	20,900,000	(447,992)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2012	25,000,000	(612,639)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2013	20,000,000	(329,430)
		$ 359,200,000	$ (7,474,492)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,610,488 or 0.7% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,492,386.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $32,910,584.

(e) Security is indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 155,360
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Return Cayman Ltd.	$ 62,190,586	$ -	$ 15,000,001	$ -	$ 43,271,356
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 36,986,840	$ -	$ 36,986,840	$ -
Commodity-Linked Notes	2,610,488	-	2,610,488	-
Money Market Funds	353,482,323	353,482,323	-	-
Total Investments in Securities:	$ 393,079,651	$ 353,482,323	$ 39,597,328	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 301,292	$ 301,292	$ -	$ -
Swap Agreements	14,545	-	14,545	-
Total Assets	$ 315,837	$ 301,292	$ 14,545	$ -
Liabilities
Futures Contracts	$ (880,264)	$ (880,264)	$ -	$ -
Swap Agreements	(7,489,037)	-	(7,489,037)	-
Total Liabilities	$ (8,369,301)	$ (880,264)	$ (7,489,037)	$ -
Total Derivative Instruments:	$ (8,053,464)	$ (578,972)	$ (7,474,492)	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $416,372,337. Net unrealized depreciation aggregated $31,368,529, of which $110,488 was related to appreciated investment securities and $31,479,017 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related instruments through Fidelity Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of October 31, 2012, the Fund held $43,271,356 in the Subsidiary, representing 11.2% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For commodity-linked notes, pricing vendors generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity® Series Commodity
Strategy Fund

October 31, 2012

1.899304.104

SCR-S-QTLY-1212

Consolidated Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Commodity-Linked Notes - 1.3%
	Principal Amount	Value
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA 0% 3/6/13 (b)(e)(g)	$ 25,000,000	$ 22,870,397
Deutsche Bank AG:
0.0505% 4/26/13 (b)(e)(g)	15,000,000	14,869,201
0.0507% 12/21/12 (b)(e)(g)	10,000,000	11,361,119
0.052% 1/31/13 (b)(e)(g)	10,000,000	10,617,250
0.054% 1/17/13 (b)(e)(g)	12,000,000	13,633,343
0.054% 9/12/13 (b)(e)(g)	10,000,000	9,376,705
0.0545% 11/29/12 (b)(e)(g)	10,000,000	9,021,387
0.0585% 11/8/12 (b)(e)(g)	24,000,000	25,060,689
0.0585% 3/7/13 (b)(e)(g)	11,000,000	10,576,933
Svensk Exportkredit AB 0% 1/24/13 (b)(e)(g)	12,000,000	11,974,730
TOTAL COMMODITY-LINKED NOTES (Cost $139,000,000)		139,361,754
U.S. Treasury Obligations - 9.7%

U.S. Treasury Bills, yield at date of purchase 0.1% to 0.13% 11/1/12 to 3/28/13 (c)(d) (Cost $1,034,699,335)	1,035,000,000	1,034,698,374
Commodity Funds - 0.6%

Fidelity Commodity Strategy Central Fund (f) (Cost $64,216,042)	5,827,227	62,992,324
Money Market Funds - 90.6%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $9,698,820,311)	9,698,820,311	9,698,820,311
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $10,936,735,688)		10,935,872,763
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(236,722,604)
NET ASSETS - 100%		$ 10,699,150,159
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
2,233 CBOT Corn Contracts	Dec. 2012	$ 84,379,488	$ (5,928,028)
1,276 CBOT Soybean Contracts	Jan. 2013	98,810,250	298,553
1,182 CBOT Soybean Oil Contracts	Jan. 2013	35,835,876	(646,637)
1,715 CBOT Wheat Contracts	Dec. 2012	74,130,875	(3,609,819)
674 CME Lean Hogs Contracts	Dec. 2012	21,102,940	1,536,356
807 CME Live Cattle Contracts	Dec. 2012	40,648,590	(1,264,273)
888 COMEX Copper Contracts	Dec. 2012	78,088,500	1,854,366
647 COMEX Gold 100 oz. Contracts	Dec. 2012	111,225,770	8,122,150
206 COMEX Silver Contracts	Dec. 2012	33,285,480	3,993,042
507 IPE Brent Crude Contracts	Jan. 2013	54,532,920	(3,452,495)
331 NYBOT Coffee 'C' Contracts	Dec. 2012	19,195,931	(1,968,380)
1,218 LME Aluminum Contracts	Jan. 2013	57,870,225	(4,696,974)
246 LME Nickel Contracts	Jan. 2013	23,894,964	(2,570,508)
719 LME Zinc Contracts	Jan. 2013	33,505,400	(2,684,919)
445 NYBOT Cotton No. 2 Contracts	Dec. 2012	15,590,575	75,821
1,545 NYBOT Sugar Contracts	March 2013	33,673,584	(1,640,523)
314 NYMEX Gasoline RBOB Contracts	Jan. 2013	34,317,814	(2,160,914)
288 NYMEX Heating Oil Contracts	Jan. 2013	36,915,782	(1,186,160)
3,717 NYMEX Natural Gas Contracts	Jan. 2013	141,989,400	(3,413,027)
1,017 NYMEX WTI Crude Oil Contracts	Jan. 2013	88,204,410	(5,224,752)
TOTAL COMMODITY FUTURES CONTRACTS		$ 1,117,198,774	$ (24,567,121)

The face value of futures purchased as a percentage of net assets is 10.4%
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2012	$ 35,000,000	$ 304,641
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2012	27,000,000	50,305
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2012	30,000,000	416,321
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2012	30,000,000	(1,161,156)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2012	23,000,000	(675,714)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2012	30,000,000	(881,366)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Dec. 2012	15,000,000	(503,224)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Dec. 2012	17,000,000	(420,854)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Dec. 2012	59,000,000	(1,670,404)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2012	$ 35,000,000	$ (682,979)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Dec. 2012	25,000,000	(716,734)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Jan. 2013	80,000,000	(3,127,442)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Jan. 2013	20,000,000	(880,890)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2012	55,000,000	(2,313,843)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Dec. 2012	25,000,000	(773,530)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2012	50,000,000	(2,051,924)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Jan. 2013	20,000,000	(688,796)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Jan. 2013	20,000,000	(595,180)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Jan. 2013	$ 20,000,000	$ (813,406)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Jan. 2013	25,000,000	(1,016,757)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Jan. 2013	25,000,000	(501,358)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Jan. 2013	32,000,000	(882,567)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Jan. 2013	30,000,000	(219,668)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Feb. 2013	20,000,000	0
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Citibank	Dec. 2012	35,000,000	(1,172,271)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Citibank	Dec. 2012	45,000,000	(1,111,745)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Citibank	Dec. 2012	40,000,000	(988,218)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Citibank	Jan. 2013	$ 25,000,000	$ (772,187)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Citibank	Jan. 2013	25,000,000	(500,434)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Citibank	Jan. 2013	18,000,000	(496,105)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Citibank	Jan. 2013	30,000,000	(219,380)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2012	50,000,000	(79,568)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2012	26,200,000	(58,133)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2012	26,400,000	(237,511)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2012	22,000,000	(310,298)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2012	30,000,000	(105,004)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2012	$ 35,000,000	$ 259,883
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2012	35,000,000	(4,328)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2012	30,000,000	(86,267)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2012	35,000,000	(749,545)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2012	25,000,000	(584,061)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2012	35,000,000	(638,337)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2012	35,000,000	(606,948)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	40,000,000	(642,530)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	42,000,000	(674,656)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	$ 43,000,000	$ (1,131,113)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	40,000,000	(1,052,198)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	35,000,000	(786,765)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	50,000,000	(2,266,949)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	50,000,000	(2,266,949)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	30,000,000	(1,834,969)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	25,000,000	(967,019)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	35,000,000	(1,029,066)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	22,000,000	(646,841)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	$ 35,000,000	$ (858,874)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	35,000,000	(858,874)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	100,000,000	(3,346,057)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2012	85,000,000	(2,430,561)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	28,000,000	(1,092,580)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Jan. 2013	30,000,000	(1,229,379)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Jan. 2013	26,000,000	(891,152)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Jan. 2013	38,000,000	(1,129,093)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Jan. 2013	31,000,000	(1,259,420)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Jan. 2013	$ 63,000,000	$ (1,796,348)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Jan. 2013	30,000,000	(826,956)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Jan. 2013	45,000,000	(1,496,379)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Jan. 2013	30,000,000	(745,613)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Jan. 2013	35,000,000	(576,761)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Jan. 2013	30,000,000	(298,079)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Jan. 2013	28,000,000	(152,518)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Feb. 2013	30,000,000	48,450
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Feb. 2013	34,302,064	(5,896)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Feb. 2013	$ 20,000,000	$ 0
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	20,000,000	277,547
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	35,000,000	(57,404)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	21,000,000	(140,958)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	26,400,000	(238,726)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	35,000,000	(124,078)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	25,000,000	184,549
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	25,000,000	150,883
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	30,000,000	88,934
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	$ 20,000,000	$ (3,306)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	26,000,000	(75,833)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	26,000,000	(75,833)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	25,000,000	(585,019)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	35,000,000	(785,775)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	35,000,000	(639,641)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	35,000,000	(413,126)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2012	25,000,000	(434,398)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2012	25,000,000	(658,405)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2012	$ 68,000,000	$ (2,102,449)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2012	50,000,000	(1,733,538)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2012	50,000,000	(1,733,538)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2012	20,000,000	(907,317)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2012	25,000,000	(1,529,785)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2012	24,000,000	(928,917)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2012	31,000,000	(989,984)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2012	35,000,000	(858,088)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2012	80,000,000	(2,675,092)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2012	$ 36,000,000	$ (1,015,691)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2012	25,000,000	(975,066)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2013	35,000,000	(1,469,665)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2013	26,000,000	(1,065,077)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2013	35,000,000	(1,199,130)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2013	30,000,000	(1,031,385)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2013	20,000,000	(594,029)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2013	37,000,000	(1,054,613)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2013	20,000,000	(664,915)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2013	$ 45,000,000	$ (741,328)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2013	23,000,000	(228,426)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Feb. 2013	35,000,000	(63,883)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Feb. 2013	42,000,000	67,876
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Feb. 2013	34,243,715	50,712
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Feb. 2013	30,000,000	0
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2012	35,000,000	(168,708)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2012	25,000,000	346,934
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2012	30,000,000	(49,204)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2012	$ 27,000,000	$ (44,283)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2012	35,000,000	(495,248)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2012	45,000,000	(159,529)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2012	37,000,000	109,686
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2012	35,000,000	(102,083)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2012	36,000,000	(772,361)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2012	38,000,000	(853,127)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2012	30,000,000	(548,264)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2012	35,000,000	(921,766)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2012	$ 50,000,000	$ (1,125,456)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2012	50,000,000	(1,125,456)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2012	52,000,000	(1,607,755)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2012	33,000,000	(1,323,168)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2012	32,000,000	(1,451,707)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2012	41,000,000	(2,123,370)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2012	60,000,000	(3,671,483)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2012	40,000,000	(1,548,194)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2012	50,000,000	(1,468,943)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2012	$ 42,000,000	$ (1,029,706)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2012	35,000,000	(862,917)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2012	95,000,000	(1,847,423)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2013	47,000,000	(2,066,229)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2013	50,000,000	(2,099,521)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2013	40,000,000	(1,638,580)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2013	35,000,000	(1,199,130)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2013	45,000,000	(1,547,078)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2013	25,000,000	(742,537)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2013	$ 35,000,000	$ (997,607)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	April 2013	40,000,000	(800,530)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	April 2013	40,000,000	(993,887)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2013	39,000,000	(642,484)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2013	30,000,000	(163,314)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2013	35,000,000	(63,883)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Feb. 2013	26,000,000	42,018
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Feb. 2013	29,420,820	(6,571)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Nov. 2012	23,000,000	(110,865)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Nov. 2012	$ 31,200,000	$ (70,698)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Nov. 2012	28,300,000	(189,958)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Nov. 2012	21,000,000	126,742
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Nov. 2012	10,000,000	29,645
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Nov. 2012	40,000,000	(6,612)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Nov. 2012	35,000,000	(819,027)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Nov. 2012	35,000,000	(608,157)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Dec. 2012	46,000,000	(930,187)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Dec. 2012	40,000,000	(808,858)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Dec. 2012	$ 25,000,000	$ (562,728)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Dec. 2012	20,000,000	(801,920)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Dec. 2012	25,000,000	(1,134,146)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Dec. 2012	27,000,000	(862,244)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Dec. 2012	30,000,000	(846,409)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Dec. 2012	20,000,000	(571,524)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Dec. 2012	35,000,000	(1,365,092)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Jan. 2013	35,000,000	(1,538,681)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Nov. 2012	25,000,000	(771,612)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Jan. 2013	$ 30,000,000	$ (1,027,825)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Jan. 2013	30,000,000	(891,044)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Jan. 2013	16,000,000	(649,848)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Jan. 2013	35,000,000	(700,464)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Jan. 2013	28,000,000	(771,602)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Jan. 2013	35,000,000	(1,163,601)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Jan. 2013	50,000,000	(1,242,359)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Jan. 2013	20,000,000	(146,215)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Jan. 2013	20,000,000	32,322
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2012	$ 31,200,000	$ (70,698)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2012	21,000,000	(140,958)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2012	31,700,000	(286,652)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2012	32,000,000	(452,799)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2012	30,000,000	181,060
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2012	27,000,000	80,041
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2012	32,000,000	(5,290)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	August 2012	30,000,000	(288,837)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2012	35,000,000	(819,027)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2012	$ 35,000,000	$ (639,641)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Dec. 2012	39,000,000	(887,500)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Dec. 2012	35,000,000	(787,820)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Dec. 2012	22,000,000	(680,204)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Dec. 2012	35,000,000	(1,403,360)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Dec. 2012	40,000,000	(1,603,840)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Dec. 2012	40,000,000	(2,071,580)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Dec. 2012	45,000,000	(2,330,528)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Dec. 2012	30,000,000	(958,049)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Dec. 2012	$ 40,000,000	$ (776,712)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Dec. 2012	35,000,000	(1,365,092)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2013	35,000,000	(1,538,681)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2013	45,000,000	(1,889,569)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2013	40,000,000	(1,234,579)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2013	53,000,000	(2,152,622)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2013	52,000,000	(948,877)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2013	34,000,000	(680,450)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2013	35,000,000	(964,514)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2013	$ 25,000,000	$ (831,144)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2013	30,000,000	(163,314)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Feb. 2013	35,000,000	(63,883)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Feb. 2013	25,000,000	0
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2012	25,000,000	347,551
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2012	20,000,000	(32,315)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2012	26,000,000	(58,302)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2012	21,000,000	(140,469)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2012	20,000,000	148,072
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2012	$ 25,000,000	$ (456,421)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2012	25,000,000	(456,421)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2012	25,000,000	(294,652)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2012	35,000,000	(607,553)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2012	30,000,000	(682,191)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2012	23,000,000	(797,106)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2012	30,000,000	(1,202,469)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2012	50,000,000	(1,596,159)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2012	25,000,000	(734,184)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2012	$ 98,000,000	$ (2,415,174)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2012	27,000,000	(761,502)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2012	20,000,000	(388,164)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2012	35,000,000	(999,841)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2013	27,000,000	(1,186,761)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2013	25,000,000	(771,420)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2013	35,000,000	(1,433,499)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2013	40,000,000	(1,370,149)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2013	37,000,000	(1,271,819)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2013	$ 30,000,000	$ (890,871)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2013	20,000,000	(812,201)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2013	40,000,000	(729,730)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2013	50,000,000	(1,662,109)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2013	60,000,000	(1,490,633)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2013	30,000,000	(297,881)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2013	25,000,000	(136,054)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Feb. 2013	25,000,000	40,416
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Feb. 2013	29,429,967	(15,702)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Feb. 2013	$ 25,000,000	$ 0
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS	Dec. 2012	30,000,000	(1,321,089)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS	Dec. 2012	30,000,000	(1,261,858)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS	Nov. 2012	20,000,000	(618,670)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS	Dec. 2012	25,000,000	(1,025,777)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS	Nov. 2012	37,000,000	(1,270,023)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS	Jan. 2013	55,000,000	(1,892,531)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS	Jan. 2013	40,000,000	(1,189,209)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS	Jan. 2013	20,000,000	(570,582)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS	Jan. 2013	$ 25,000,000	$ (456,739)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS	Jan. 2013	50,000,000	(913,477)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS	Jan. 2013	15,000,000	(413,646)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS	Jan. 2013	23,000,000	(379,184)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS	Jan. 2013	30,000,000	(219,610)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2012	25,000,000	779,760
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2012	32,000,000	220,745
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2012	25,000,000	219,779
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2012	25,000,000	(114,903)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2012	$ 55,000,000	$ (377,183)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2012	20,000,000	81,747
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2012	25,000,000	(41,497)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2012	41,000,000	(823,372)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2012	30,000,000	(142,363)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2012	25,000,000	348,783
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2012	39,100,000	(85,835)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2012	34,000,000	(305,102)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	August 2012	26,600,000	(238,698)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2012	$ 26,000,000	$ (366,125)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2012	28,000,000	208,513
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2012	20,000,000	60,555
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2012	40,000,000	(382,749)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2012	30,000,000	(700,297)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2012	30,000,000	(671,820)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2012	32,000,000	(376,032)
		$ 9,303,496,566	$ (204,821,196)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $139,361,754 or 1.3% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $63,210,495.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $847,072,556.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security is indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,200,923
Fidelity Commodity Strategy Central Fund	193,705
Total	$ 4,394,628
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 306,132,667	$ -	$ 244,025,307	$ 62,992,324	9.6%
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend income	Value, end of period
Fidelity Series Commodity Return Cayman Ltd.	$ 2,017,275,018	$ 20,000,000	$ 500,000,003	$ -	$ 1,427,044,678
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,034,698,374	$ -	$ 1,034,698,374	$ -
Commodity-Linked Notes	139,361,754	-	139,361,754	-
Money Market Funds	9,698,820,311	9,698,820,311	-	-
Commodity Funds	62,992,324	62,992,324	-	-
Total Investments in Securities:	$ 10,935,872,763	$ 9,761,812,635	$ 1,174,060,128	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 15,880,288	$ 15,880,288	$ -	$ -
Swap Agreements	5,304,470	-	5,304,470	-
Total Assets	$ 21,184,758	$ 15,880,288	$ 5,304,470	$ -
Liabilities
Futures Contracts	$ (40,447,409)	$ (40,447,409)	$ -	$ -
Swap Agreements	(210,125,666)	-	(210,125,666)	-
Total Liabilities	$ (250,573,075)	$ (40,447,409)	$ (210,125,666)	$ -
Total Derivative Instruments:	$ (229,388,317)	$ (24,567,121)	$ (204,821,196)	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $11,228,029,162. Net unrealized depreciation aggregated $533,795,687, of which $4,672,401 related to appreciated investment securities and $538,468,088 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related instruments through Fidelity Series Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of October 31, 2012, the Fund held $1,427,044,678 in the Subsidiary, representing 13.3% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For commodity-linked notes, pricing vendors generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Real Estate Index Fund

October 31, 2012

1.929348.101

URX-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.7%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 100.1%
REITs - Apartments - 18.0%
American Campus Communities, Inc.	14,146	$ 640,955
Apartment Investment & Management Co. Class A	22,383	597,402
AvalonBay Communities, Inc.	14,903	2,020,251
BRE Properties, Inc.	11,810	571,014
Camden Property Trust (SBI)	12,854	843,608
Colonial Properties Trust (SBI)	12,725	275,242
Education Realty Trust, Inc.	17,035	179,379
Equity Residential (SBI)	46,292	2,657,624
Essex Property Trust, Inc.	5,600	840,000
Home Properties, Inc.	7,673	466,442
Mid-America Apartment Communities, Inc.	6,321	409,032
Pennsylvania Real Estate Investment Trust (SBI)	8,097	133,843
Post Properties, Inc.	8,334	406,783
UDR, Inc.	38,478	933,861
TOTAL REITS - APARTMENTS		10,975,436
REITs - Factory Outlets - 0.8%
Tanger Factory Outlet Centers, Inc.	14,440	454,427
REITs - Health Care Facilities - 15.5%
HCP, Inc.	69,438	3,076,103
Health Care REIT, Inc.	39,148	2,326,566
Healthcare Realty Trust, Inc.	13,227	310,702
LTC Properties, Inc.	4,683	154,586
Senior Housing Properties Trust (SBI)	27,140	596,537
Universal Health Realty Income Trust (SBI)	1,951	96,457
Ventas, Inc.	45,425	2,874,040
TOTAL REITS - HEALTH CARE FACILITIES		9,434,991
REITs - Hotels - 5.4%
Ashford Hospitality Trust, Inc.	9,538	81,931
DiamondRock Hospitality Co.	30,011	254,493
FelCor Lodging Trust, Inc. (a)	17,003	74,813
Hersha Hospitality Trust	26,563	121,393
Hospitality Properties Trust (SBI)	19,000	439,280
Host Hotels & Resorts, Inc.	111,123	1,606,839
LaSalle Hotel Properties (SBI)	13,265	317,564
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - continued
Pebblebrook Hotel Trust	9,065	$ 192,359
Sunstone Hotel Investors, Inc. (a)	21,034	207,816
TOTAL REITS - HOTELS		3,296,488
REITs - Industrial Buildings - 13.5%
DCT Industrial Trust, Inc.	41,016	264,553
Duke Realty LP	41,476	600,572
DuPont Fabros Technology, Inc.	9,736	208,935
EastGroup Properties, Inc.	4,487	233,593
Extra Space Storage, Inc.	14,896	513,763
First Industrial Realty Trust, Inc. (a)	13,758	183,669
First Potomac Realty Trust	7,854	93,541
Liberty Property Trust (SBI)	18,076	634,829
Prologis, Inc.	70,846	2,429,309
Public Storage	22,163	3,072,457
TOTAL REITS - INDUSTRIAL BUILDINGS		8,235,221
REITs - Malls - 18.0%
CBL & Associates Properties, Inc.	24,384	545,470
General Growth Properties, Inc.	69,233	1,361,121
Rouse Properties, Inc.	3,504	52,770
Simon Property Group, Inc.	46,648	7,100,292
Taubman Centers, Inc.	9,488	745,282
The Macerich Co.	20,472	1,166,904
TOTAL REITS - MALLS		10,971,839
REITs - Management/Investment - 3.6%
CubeSmart	17,436	228,760
Digital Realty Trust, Inc.	18,761	1,152,488
Equity Lifestyle Properties, Inc.	5,973	402,162
Franklin Street Properties Corp.	11,096	126,605
Washington (REIT) (SBI)	10,199	262,216
TOTAL REITS - MANAGEMENT/INVESTMENT		2,172,231
REITs - Mobile Home Parks - 0.3%
Sun Communities, Inc.	4,210	176,736
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Buildings - 13.4%
Alexandria Real Estate Equities, Inc.	9,653	$ 679,861
BioMed Realty Trust, Inc.	23,710	453,335
Boston Properties, Inc.	23,185	2,464,566
Brandywine Realty Trust (SBI)	22,055	255,838
CommonWealth REIT	12,877	176,544
Corporate Office Properties Trust (SBI)	12,239	305,363
Cousins Properties, Inc.	13,940	117,235
Douglas Emmett, Inc.	19,986	468,672
Highwoods Properties, Inc. (SBI)	11,698	377,261
Kilroy Realty Corp.	11,370	504,942
Mack-Cali Realty Corp.	12,831	333,478
Parkway Properties, Inc.	3,359	46,253
Piedmont Office Realty Trust, Inc. Class A	25,974	462,337
PS Business Parks, Inc.	2,759	176,935
SL Green Realty Corp.	13,864	1,043,959
Sovran Self Storage, Inc.	4,530	261,834
TOTAL REITS - OFFICE BUILDINGS		8,128,413
REITs - Shopping Centers - 11.6%
Acadia Realty Trust (SBI)	7,088	182,020
Cedar Shopping Centers, Inc.	8,390	44,383
DDR Corp.	36,481	560,348
Equity One, Inc.	9,465	197,819
Federal Realty Investment Trust (SBI)	9,859	1,063,096
Glimcher Realty Trust	21,553	229,971
Inland Real Estate Corp.	11,936	97,517
Kimco Realty Corp.	62,584	1,221,640
Kite Realty Group Trust	10,784	58,988
Ramco-Gershenson Properties Trust (SBI)	7,190	93,182
Regency Centers Corp.	13,833	664,261
Saul Centers, Inc.	1,951	84,420
Vornado Realty Trust	26,004	2,085,781
Weingarten Realty Investors (SBI)	17,155	463,185
TOTAL REITS - SHOPPING CENTERS		7,046,611
TOTAL REAL ESTATE INVESTMENT TRUSTS		60,892,393
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Real Estate Operating Companies - 0.6%
Forest City Enterprises, Inc. Class A (a)	20,073	$ 322,172
TOTAL COMMON STOCKS (Cost $59,544,774)		61,214,565
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% 12/27/12 (c) (Cost $19,996)	$ 20,000	19,997
Money Market Funds - 0.0%
	Shares
Fidelity Cash Central Fund, 0.19% (b) (Cost $25,625)	25,625	25,625
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $59,590,395)		61,260,187
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(440,771)
NET ASSETS - 100%		$ 60,819,416
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 70,340	$ (387)

The face value of futures purchased as a percentage of net assets is 0.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,998.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 231
Fidelity Securities Lending Cash Central Fund	7
Total	$ 238
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 61,214,565	$ 61,214,565	$ -	$ -
U.S. Treasury Obligations	19,997	-	19,997	-
Money Market Funds	25,625	25,625	-	-
Total Investments in Securities:	$ 61,260,187	$ 61,240,190	$ 19,997	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (387)	$ (387)	$ -	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $59,687,999. Net unrealized appreciation aggregated $1,572,188, of which $3,069,077 related to appreciated investment securities and $1,496,889 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2012